Legal Matters and Contingencies (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012 sites	Dec. 31, 2011 sites
Loss Contingencies [Line Items]
Number of global sites included in export compliance process		40
Number of former public waste disposal sites	7	7
Bureau of Industry and Security [Member]
Loss Contingencies [Line Items]
Approximate agreed payment of combined civil penalty		2.5
Company sites to receive compliance audit		16
Charges of unlicensed exports		228
Office of Foreign Asset Control [Member]
Loss Contingencies [Line Items]
Approximate agreed payment of combined civil penalty		0.5
Alleged violations of sancioned programs		58
Oil-for-Food Program [Member]
Loss Contingencies [Line Items]
Number of French companies for investigation	170	170
Number of participants in U.N Oil-for-Food Program	93	93
Number of foreign subsidiaries	2	2